INVESTMENTS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions	1 Months Ended															12 Months Ended
	Sep. 30, 2017	Jul. 31, 2017	Jun. 30, 2017 CNY (¥) shares	Jun. 30, 2017 USD ($) shares	May 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Mar. 31, 2016	Aug. 31, 2015 CNY (¥)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 06, 2017 USD ($) $ / shares	Jun. 06, 2017 HKD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)
Investments [Line Items]
Income (Loss) from Equity Method Investments																¥ (2,128)	$ (327)	¥ (406)	¥ (407)
Increase in Principal of Structured Deposits																20,000	3,074
Structured Deposit [Member]
Investments [Line Items]
Held-to-maturity Securities, Fair Value																120,000		100,000		$ 18,444
Cost-method Investments [Member]
Investments [Line Items]
Amount of original cost of cost method investments																69,504		64,293		10,682
Amount of cost method investment																66,237		55,710		10,180
Cost-method Investments, Other than Temporary Impairment																3,267	502	8,583
Cost Method Investments																66,237		55,710		10,180
Private company [Member] | Cost-method Investments [Member]
Investments [Line Items]
Amount of original cost of cost method investments																47,214		45,156		7,256
Private company [Member] | Xibianyuan [Member]
Investments [Line Items]
Percentage of equity method investments																												19.00%
Amount of original cost of equity method investments																												¥ 5,500
Equity Method Investment, Ownership Percentage																												19.00%
Gain on Sale of Investments			¥ 608	$ 93
Limited partnership [Member] | Cost-method Investments [Member]
Investments [Line Items]
Amount of original cost of cost method investments																22,290		19,137		$ 3,426
Limited partnership [Member] | Guangda Sports Culture [Member]
Investments [Line Items]
Percentage of equity method investments																												9.90%
Amount of equity method investment																			20,000
Equity Method Investment, Ownership Percentage																												9.90%
Equity Method Investments																			¥ 20,000
Income (Loss) from Equity Method Investments																341	52
Huanlelingdang [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments															20.00%
Amount of original cost of cost method investments															¥ 5,000
Percentage of Cost Method Investments Original Cost															20.00%
Huanlelingdang [Member] | Private company [Member] | Cost-method Investments [Member]
Investments [Line Items]
Proceeds from Sale, Maturity and Collection of Investments						¥ 302	$ 46
Hewei [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments														19.00%
Amount of original cost of cost method investments														¥ 114
Percentage of Cost Method Investments Original Cost														19.00%
Hzone Holiding Company [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments										10.00%		10.00%
Amount of original cost of cost method investments | $												$ 2,000
Percentage of Cost Method Investments Original Cost										10.00%		10.00%
Big Stomach Limited [Member]
Investments [Line Items]
Cost-method Investments, Other than Temporary Impairment																		3,469
Big Stomach Limited [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments												2.00%
Amount of original cost of cost method investments | $												$ 500
Percentage of Cost Method Investments Original Cost												2.00%
Topgame Global Limited [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments											1.29%
Amount of original cost of cost method investments | $																										$ 1,373
Percentage of Cost Method Investments Original Cost											1.29%
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments											1.29%
Amount of original cost of cost method investments											¥ 13
Percentage of Cost Method Investments Original Cost											1.29%
Youwang Technology (Shanghai) Co., Ltd. [Member] | Private company [Member]
Investments [Line Items]
Amount of original cost of cost method investments											¥ 477
Danhua [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments													1.10%
Amount of original cost of cost method investments | $													$ 1,000
Percentage of Cost Method Investments Original Cost													1.10%
Heimatuoxin [Member] | Limited partnership [Member]
Investments [Line Items]
Amount of original cost of cost method investments																											¥ 3,000
Amount of cost method investment																707
Cost Method Investments																707
Beijing Weisaishidai Sports Technology Co., Ltd [Member]
Investments [Line Items]
Percentage of cost method investments									0.84%
Amount of original cost of cost method investments									¥ 10,000
Percentage of Cost Method Investments Original Cost									0.84%
Techelix Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments								2.00%
Amount of original cost of cost method investments | $								$ 600
Percentage of Cost Method Investments Original Cost								2.00%
Jingyan [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments	4.45%
Amount of original cost of cost method investments									¥ 6,000
Amount of cost method investment																4,020
Percentage of Cost Method Investments Original Cost	4.45%
Cost Method Investments																4,020
zPark [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments		1.78%
Amount of original cost of cost method investments | $																								$ 1,000
Percentage of Cost Method Investments Original Cost		1.78%
Yintech Investment Holdings Limited [Member]
Investments [Line Items]
Amount of original cost of equity method investments | $																									$ 506
Proceeds from Sale of Available-for-sale Securities | $					$ 118
Hewei Technology Co., Ltd. [Member]
Investments [Line Items]
Cost-method Investments, Other than Temporary Impairment																		¥ 114
Cheerful Interactive Limited [Member]
Investments [Line Items]
Percentage of cost method investments						5.00%	5.00%
Amount of cost method investment | $							$ 1,250
Percentage of Cost Method Investments Original Cost						5.00%	5.00%
Cost Method Investments | $							$ 1,250
Loto Interactive Limited [Member] | Limited partnership [Member]
Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment																28,781	4,424
Income (Loss) from Equity Method Investments																2,128	327
Loto Interactive Limited [Member] | Listed Company [Member]
Investments [Line Items]
Percentage of equity method investments																					40.65%	40.65%
Amount of equity method investment																					$ 41,300	$ 322.2
Equity Method Investment, Ownership Percentage																					40.65%	40.65%
Equity Method Investments																					$ 41,300	$ 322.2
Shares Issued, Price Per Share | $ / shares																					$ 0.252
Loto Interactive Limited [Member] | Listed Company [Member] | The Sale Shares [Member]
Investments [Line Items]
Equity Method Investment, Shares Acquired | shares			1,278,714,329	1,278,714,329
Loto Interactive Limited [Member] | Publicly listed company [Member]
Investments [Line Items]
Income (Loss) from Equity Method Investments																2,469	$ 379
Sparkland Venture Capital Growth Fund L.P [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of equity method investments																							6.67%
Amount of equity method investment																1,000
Equity Method Investment, Ownership Percentage																							6.67%
Equity Method Investments																¥ 1,000